RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation - Other post retirement benefit plans defined benefit - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ (126)	£ (124)
Actuarial gains (losses)	16	(6)
Insurance premiums paid	4	7
Charge for the year	(3)	(4)
Exchange and other adjustments	0	1
At 31 December	£ (109)	£ (126)